INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 20, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 21, 2022
Schedule of Equity Method Investments [Line Items]
Impairment expenses		$ 42,328
Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions		850,000
Equity method investment		739,590
Equity method unrealized gain loss on investment		110,410
Convertible Note Receivable Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment		42,328	$ 0	$ 368,299	$ 0
Ownership interest percentage				100.00%
Convertible Note Receivable Related Party [Member] | Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions		850,000
Equity method investment		739,590
Equity method unrealized gain loss on investment		256,555
Equity method unrealized gain loss on investment		110,410
Convertible Note Receivable Related Party [Member] | Sharing Services Global Corporation [Member] | Additional Paid-in Capital [Member]
Schedule of Equity Method Investments [Line Items]
Equity method unrealized gain loss on investment		$ 146,145
Ketomei Pte. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions	$ 312,064
Ownership interest percentage	38.41%					28.00%
Additional ownership interest percentage	55.65%
Ketomei [Member] | Convertible Debt [Member]
Schedule of Equity Method Investments [Line Items]
Convertible loan amount	$ 312,064
Convertible loan amount	$ 312,064
Investment In Associate Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment				$ 155,369	$ 0